Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous Assets [Abstract]
Summary of Other Assets
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Spare parts	$2,059	$2,422
Refundable deposits	1,860	1,992
Other financial assets	1,000	1,000
Others	2,800	2,342
	$7,719	$7,756
Current
Spare parts	$2,059	$2,422
Others	124	154
	$2,183	$2,576
Noncurrent
Refundable deposits	$1,860	$1,992
Other financial assets	1,000	1,000
Others	2,676	2,188
	$5,536	$5,180